Other Liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other liabilities details [abstract]
Derivative instruments	$ 1,289	$ (129)
Deferred income	55,256	71,649
Other	14	587
Total	56,559	72,107
Current	5,110	3,861
Non-current	51,449	68,246
Total	$ 56,559	$ 72,107